UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ]  is a restatement
                                    [  ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:    Westport Advisers LLC
Address: 253 Riverside Avenue
         Westport, CT  06880

13F File Number: 028-04939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ronald H. Oliver
Title:   Managing Director
Phone:   203-227-3601

Signature, Place, and Date of Signing:

        Ronald H. Oliver        Westport, Connecticut       February 3, 2011
        ----------------        --------------------        ----------------

Report Type (Check only one):

[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    64

Form 13F Information Table Value Total (x$1,000):  $ 1,169,443

List of Included Managers:

     Andrew  J.  Knuth      Westport  Advisers, LLC
     Edmund  H.  Nicklin    Westport Advisers LLC

List of Other Included Managers:
     No.    13F File Number           Name


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
                                                                                                               Voting Authority
                                                                                                               ----------------
                                    Title                  Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                      of class    CUSIP      (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole  Shared   None
------------------------------      --------  ---------    --------  -------    ---  ----  -------  --------  ----  ------   ----
Abbott Laboratories                 COM       002824100      3,234      67,500  SH         Sole                67,500
Air Products & Chemicals, Inc.      COM       009158106     10,914     120,000  SH         Sole               120,000
American Eagle Outfitters, Inc      COM       02553E106      7,315     500,000  SH         Sole               500,000
Amphenol Corp.                      COM       032095101      7,458     141,300  SH         Sole               141,300
Anadarko Petroleum Corp.            COM       032511107     12,947     170,000  SH         Sole               170,000
Arbitron, Inc.                      COM       03875Q108     26,064     627,753  SH         Sole               627,753
Arthur J. Gallagher & Company       COM       363576109      9,551     328,424  SH         Sole               328,424
Baldor Electric Company             COM       057741100     57,240     908,002  SH         Sole               908,002
Beckman Coulter, Inc.               COM       075811109      8,458     112,434  SH         Sole               112,434
Big Lots, Inc.                      COM       089302103     39,996   1,313,056  SH         Sole             1,313,056
Brown & Brown, Inc.                 COM       115236101     18,632     778,261  SH         Sole               778,261
CA, Inc.                            COM       12673P105     10,389     425,089  SH         Sole               425,089
CACI International, Inc.            COM       127190304     11,796     220,900  SH         Sole               220,900
CVS/Caremark Corp.                  COM       126650100      6,679     192,090  SH         Sole               192,090
Carter's Inc.                       COM       146229109      8,115     275,000  SH         Sole               275,000
Charles River Laboratories Int      COM       159864107     27,057     761,300  SH         Sole               761,300
Check Point Software Technolog      COM       M22465104      1,156      25,000  SH         Sole                25,000
Checkpoint Systems, Inc.            COM       162825103     22,063   1,073,637  SH         Sole             1,073,637
Chicago Bridge & Iron Company       COM       167250109      5,975     181,600  SH         Sole               181,600
Cullen/Frost Bankers, Inc.          COM       229899109      4,278      70,000  SH         Sole                70,000
Darden Restaurants, Inc.            COM       237194105     34,041     733,000  SH         Sole               733,000
DeVry, Inc.                         COM       251893103     61,174   1,275,000  SH         Sole             1,275,000
Del Monte Foods Company             COM       24522P103     48,300   2,569,154  SH         Sole             2,569,154
Dr. Pepper Snapple Group, Inc.      COM       26138E109     10,548     300,000  SH         Sole               300,000
EOG Resources, Inc.                 COM       26875P101     15,768     172,500  SH         Sole               172,500
Entergy Corp.                       COM       29364G103      6,552      92,500  SH         Sole                92,500
FEI Company                         COM       30241L109     16,500     624,772  SH         Sole               624,772
FMC Corp.                           COM       302491303     12,896     161,416  SH         Sole               161,416
FedEx Corp.                         COM       31428X106      7,208      77,500  SH         Sole                77,500
Forest Oil Corp.                    COM       346091705     39,035   1,028,058  SH         Sole             1,028,058
General Communication, Inc. -       COM       369385109      9,361     739,450  SH         Sole               739,450
IPG Photonics Corp.                 COM       44980X109     16,917     535,000  SH         Sole               535,000
ITT Educational Services, Inc.      COM       45068B109     37,122     582,848  SH         Sole               582,848
International Rectifier Corp.       COM       460254105      2,976     100,246  SH         Sole               100,246
Interpublic Group of Companies      COM       460690100      2,283     215,000  SH         Sole               215,000
JDA Software Group, Inc.            COM       46612K108      7,938     283,500  SH         Sole               283,500
John Wiley & Sons, Inc.             COM       968223206     26,707     590,330  SH         Sole               590,330
Kinetic Concepts, Inc.              COM       49460W208     19,089     455,797  SH         Sole               455,797
Laboratory Corporation of Amer      COM       50540R409      7,034      80,000  SH         Sole                80,000
Lender Processing Services, In      COM       52602E102      8,861     300,160  SH         Sole               300,160
McCormick & Company, Inc.           COM       579780206      8,375     180,000  SH         Sole               180,000
Orient Express Hotels Ltd. - C      COM       G67743107      7,523     579,100  SH         Sole               579,100
Pall Corp.                          COM       696429307     12,519     252,500  SH         Sole               252,500
Parametric Technology Corp.         COM       699173209     18,819     835,304  SH         Sole               835,304
Plains Exploration & Productio      COM       726505100     31,524     980,827  SH         Sole               980,827
Praxair, Inc.                       COM       74005P104     11,743     123,000  SH         Sole               123,000
Precision Castparts Corp.           COM       740189105    103,865     746,101  SH         Sole               746,101
QLogic Corp.                        COM       747277101     13,671     803,209  SH         Sole               803,209
Republic Services, Inc.             COM       760759100     11,347     380,000  SH         Sole               380,000
Rogers Corp.                        COM       775133101      9,025     235,953  SH         Sole               235,953
Ruby Tuesday, Inc.                  COM       781182100      7,495     573,896  SH         Sole               573,896
Saks, Inc.                          COM       79377w108      9,765     912,600  SH         Sole               912,600
State Street Corp.                  COM       857477103      2,896      62,500  SH         Sole                62,500
Stone Energy Corp.                  COM       861642106     13,341     598,541  SH         Sole               598,541
SunTrust Banks, Inc.                COM       867914103        295      10,000  SH         Sole                10,000
Synopsys, Inc.                      COM       871607107     40,201   1,493,892  SH         Sole             1,493,892
Talbots, Inc.                       COM       874161102      5,052     592,998  SH         Sole               592,998
Teradata Corp.                      COM       88076W103      8,569     208,190  SH         Sole               208,190
Texas Instruments, Inc.             COM       882508104      2,115      65,064  SH         Sole                65,064
Universal Health Services, Inc      COM       913903100     88,868   2,046,700  SH         Sole             2,046,700
Varian Medical Systems, Inc.        COM       92220P105     12,124     175,000  SH         Sole               175,000
W.W. Grainger, Inc.                 COM       384802104      6,059      43,872  SH         Sole                43,872
WSFS Financial Corp.                COM       929328102      2,303      48,546  SH         Sole                48,546
Willis Group Holdings plc           COM       013131180     52,322   1,510,900  SH         Sole             1,510,900
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